Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment at Cost

Property, plant and equipment, at cost as of December 31, 2014 and 2013, is as follows:

(in US$ millions)	2014	2013
Land and buildings	92.9	94.6
Tanks, jetties and installations	1,421.4	1,469.9
Other equipment	36.9	39.4
Construction work in progress	138.0	57.2

At cost	1,689.2	1,661.1
Less: accumulated depreciation	(412.4)	(377.7)

Total property, plant and equipment	1,276.8	1,283.4

Schedule of Property, Plant and Equipment by Geographical Location

The property, plant and equipment as of December 31, 2014 and 2013, specified by geographical location is as follows:

(in US$ millions)	2014	2013
Amsterdam, NL	193.9	194.1
Rotterdam, NL	276.6	326.9
Antwerp, BE	154.0	175.1

Europe	624.5	696.1

Florida, USA	132.9	136.5
Fujairah, UAE	176.0	181.0
Tanjung Bin, Malaysia	343.4	269.8

Rest of the world	652.3	587.3

Total	1,276.8	1,283.4